Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2022	2021	2020
Numerator:
Net income	$549,501	$688,374	$497,840
Net income and dividends attributable to participating restricted stock	(7,880)	(7,052)	(3,663)

Numerator for basic earnings per common share	$541,621	$681,322	$494,177

Undistributed income allocated to participating restricted stock	5,159	5,199	2,417
Undistributed income reallocated to participating restricted stock	(5,124)	(5,167)	(2,406)

Numerator for diluted earnings per common share	$541,656	$681,354	$494,188

Denominator:
Weighted average number of shares outstanding — basic	122,812	128,495	133,590
Weighted average number of participating restricted stock	(1,761)	(1,316)	(983)

Weighted average number of common shares — basic	121,051	127,179	132,607

Effect of dilutive stock options and restricted stock units granted	838	789	642

Weighted average number of common shares — diluted	121,889	127,968	133,249

Basic earnings per common share	$4.47	$5.36	$3.73

Diluted earnings per common share	$4.44	$5.32	$3.71